Recent accounting pronouncements	6 Months Ended	12 Months Ended
	Jul. 28, 2012	Jan. 28, 2012
Recent accounting pronouncements

11. Recent accounting pronouncements

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”). This ASU states than an entity has the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is “more likely than not” that an indefinite-lived intangible asset, other than goodwill, is impaired. The results of the qualitative assessment will determine whether it is necessary to perform the quantitative impairment test described in Topic 350. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. Because the measurement of a potential impairment has not changed, the adoption of ASU 2012-02 will not have an impact on our Condensed Consolidated Financial Statements.

Note 19—Recent accounting pronouncements

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). ASU 2011-12 deferred certain aspects of ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”). The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Other than enhanced disclosures, the adoption of ASU 2011-12 is not expected to have a material impact on our Consolidated Financial Statements.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). The amendments in this ASU require entities to disclose additional information about certain financial instruments and derivatives that are eligible for offset or subject to master netting arrangements. The objective of this ASU is to facilitate comparison between financial statements presented in accordance with accounting principles generally accepted in the United States (“GAAP”) and financial statements presented in accordance with International Financial Reporting Standards (“IFRS”). The amendments in this ASU are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within that fiscal year. Other than enhanced disclosures, the adoption of ASU 2011-11 is not expected to have a material impact on our Consolidated Financial Statements.

In December 2011, the FASB issued ASU 2011-10, “Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification” (“ASU 2011-10”). The purpose of this update is to resolve the diversity in practice about whether the guidance under ASC Subtopic 360-20, “Property, Plant, and Equipment—Real Estate Sales”, applies to a parent that ceases to have a controlling financial interest in a subsidiary, as specified under ASC Subtopic 810-10, “Non-Controlling Interests in Consolidated Financial Statements—an amendment of ARB No. 51”, that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. The new guidance is intended to emphasize that accounting for such transactions “is based on their substance rather than their form”, specifically that the parent should only deconsolidate the real estate subsidiary when legal title to the real estate is transferred to the lender and the related nonrecourse debt has been extinguished. The standard takes effect for public companies during the annual and interim periods beginning on or after June 15, 2012. The adoption of ASU 2011-10 is not expected to have a material impact on our Consolidated Financial Statements.

In June 2011, the FASB issued ASU 2011-05. This ASU eliminates the current option to report other comprehensive income and its components in the Statement of Changes in Stockholder’s Equity and provides entities with two presentation alternatives. An entity can elect to present items of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. ASU 2011-05 is effective for public entities for fiscal years, and interim periods, within those years, beginning after December 15, 2011. Other than enhanced disclosures, the adoption of ASU 2011-05 is not expected to have a material impact on our Consolidated Financial Statements.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). The amendments in this ASU generally represent clarification of Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. The amendments are effective for interim and annual periods beginning after December 15, 2011 and are to be applied prospectively. Early application is not permitted. The adoption of ASU 2011-04 is not expected to have a material impact on our Consolidated Financial Statements.